Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,130,000.00
Previously Paid Amount	0.00
Total Fee Amount	609.59
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 609.59
Narrative - Max Aggregate Offering Price	$ 4,130,000.00
Final Prospectus	true